SHARE-BASED COMPENSATION - Stock Options Activity (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Number of shares
Outstanding at the beginning | shares	1,084,545
Granted | shares	999,404
Expired | shares	(5,958)
Forfeited | shares	(72,391)
Vested and expect to vested as of December 31, 2020 | shares	2,005,600
Outstanding at the end | shares	2,005,600
Exercisable as of December 31, 2020 | shares	1,243,433
Weighted average exercise price
Outstanding at the beginning | $ / shares	$ 0.01
Granted | $ / shares	0.01
Expired | $ / shares	0.01
Forfeited | $ / shares	0.01
Vested and expect to vested as of December 31, 2020 | $ / shares	0.01
Outstanding at the end | $ / shares	0.01
Exercisable as of December 31, 2020 | $ / shares	$ 0.01
Weighted remaining contractual years and Aggregate intrinsic value
Weighted remaining contractual years	6 years 2 months 4 days
Vested and expect to vested as of December 31, 2020	6 years 2 months 4 days
Exercisable as of December 31, 2020	6 years 2 months 4 days
Aggregate intrinsic value | $	$ 40,493,064
Vested and expect to vested as of December 31, 2020 | $	40,493,064
Exercisable as of December 31, 2020 | $	$ 25,104,912